Future Amortization Expense Related to Finite Lived Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Expected Amortization Expense [Line Items]
2013	$ 6,155
2014	6,131
2015	6,120
2016	6,120
2017	6,120
Total	$ 30,646